Fair Value Measurements (Hybrid Notes) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Hybrid Instruments [Line Items]
Hybrid Notes as a hedge of the foreign currency exposure	$ 1,100	$ 1,700
Net investment in United States dollar denominated operations
Hybrid Instruments [Line Items]
Hybrid Notes as a hedge of the foreign currency exposure	1,200
After-tax foreign currency gain (loss)	$ 97	$ 5